Prepayments, Deposits and Other Current Assets	12 Months Ended
Jun. 30, 2025
Prepayments, Deposits and Other Current Assets [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

NOTE 5 – PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

Prepayments, deposits and other current assets as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Prepaid for marketing fee*	$1,466,767	$4,532,188
Interest receivable	1,702,933	-
Receivable from equity transfer**	151,285	841,893
Tax receivable	552,101	574,770
Other prepaid expenses and current assets	73,935	547,560
Total prepayments, deposits and other current assets	$3,947,021	$6,496,411
*	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:

	2025	2024
Beginning balance	$4,532,188	$4,220,986
Marketing fees paid	2,936,324	8,505,383
Amortization of marketing fees	(5,984,507)	(8,252,747)
Foreign exchange difference	(17,238)	58,566
Ending balance	$1,466,767	$4,532,188

**

In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of June 30, 2024, the Company recorded the receivable amount of equity transfer of $841,893 (RMB 6,000,000) in prepayment, deposits and other current assets. The Company fully received the amount during the year ended June 30, 2025.

On October 29, 2024, the Company entered into an agreement to transfer its 75% ownership in Zhongrun to an unaffiliated individual for total consideration of RMB 1,087,500 (approximately $151,285). The consideration was recorded as prepayment, deposits and other current assets in the consolidated balance sheets. The transaction was completed on November 30, 2024, upon which Zhongrun ceased to be a subsidiary. The Company expects to receive the full amount of consideration by June 30, 2026.

The Company continually assesses the recoverability of uncollected receivables. The Company recovered the full amount of interest receivable of the loans made to several non-affiliated companies and individuals on October 29, 2025. For the years ended June 30, 2025 and 2024, the Company assessed the recoverability of prepayment, deposits and other current assets and record expected credit losses of $1,342,454 and Nil, respectively.